Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Jul. 31, 2014	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Income Tax Examination [Line Items]
Recognized deferred tax liabilities			$ (111,556)		$ (98,319)
Valuation allowance	[1]		(1,308)		(2,776)
Reductions for prior years’ tax positions			15	[2]	7,620	$ 0
Unrecognized tax benefits, if recognized, would affect the Company's effective tax rate			200		$ 100
Accrued interest and penalties related to uncertain tax positions			200
Indemnification arrangement to offset unrecognized tax benefits			$ 100
FOX
Income Tax Examination [Line Items]
Reductions for prior years’ tax positions	[2]	$ 7,600

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjg0NTViMTg5YmEyMDQyYTJhZTI1YzdkYzRjNDRlMjEwfFRleHRTZWxlY3Rpb246NTVGMDg0QjVDNzVCNTZFQ0IxNTRDMTZDRkNGRDRBRkUM}
[2]	of the reduction for prior year tax positions relates to the deconsolidation of FOX in July 2014.